Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 8.2%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 6.0620%, 9/15/34 (144A)‡	$11,417,538	$11,084,799
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	17,171,072	16,898,291
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	4,306,460	4,246,363
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	12,148,000	11,817,261
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 6.3903%, 10/17/34 (144A)‡	5,821,000	5,714,412
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	1,277,297	1,221,171
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	1,155,599	1,092,148
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	2,878,428	2,595,197
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	4,737,521	4,190,545
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 6.3817%, 7/18/34 (144A)‡	5,454,000	5,330,227
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	5,123,082	4,958,817
Babson CLO Ltd 2018-3A A1,
ICE LIBOR USD 3 Month + 0.9500%, 6.2004%, 7/20/29 (144A)‡	7,029,273	7,004,987
Babson CLO Ltd 2019-3A A1R,
ICE LIBOR USD 3 Month + 1.0700%, 6.3204%, 4/20/31 (144A)‡	22,450,000	22,276,304
Babson CLO Ltd 2020-4A A,
ICE LIBOR USD 3 Month + 1.2200%, 6.4704%, 1/20/32 (144A)‡	7,293,853	7,221,170
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	7,572,715
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.0450%, 4/15/37 (144A)‡	33,039,000	32,166,671
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	3,544,926
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	6,962,180
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.1815%, 10/15/36 (144A)‡	19,675,486	19,545,110
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.3415%, 10/15/36 (144A)‡	6,531,400	6,465,838
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.1915%, 10/15/37 (144A)‡	3,140,315	3,100,734
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.0615%, 2/15/36 (144A)‡	18,764,000	18,161,056
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.0615%, 2/15/36 (144A)‡	18,857,000	18,262,025
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 5.8453%, 5/15/38 (144A)‡	18,990,000	18,465,165
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 6.1433%, 9/15/36 (144A)‡	15,945,000	15,257,769
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 6.8433%, 9/15/36 (144A)‡	16,692,000	15,825,255
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.8962%, 4/15/39 (144A)‡	18,896,717	18,066,475
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.4280%, 6/15/40 (144A)‡	5,274,000	5,252,758
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.2760%, 6/15/40 (144A)‡	11,725,000	11,659,498
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	3,753,635
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	851,536	850,362
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 6.4304%, 1/20/35 (144A)‡	16,984,000	16,697,989
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 7.0004%, 1/20/35 (144A)‡	6,819,244	6,526,167
Cedar Funding Ltd 2019-11A A1R,
ICE LIBOR USD 3 Month + 1.0500%, 6.0034%, 5/29/32 (144A)‡	21,276,000	21,026,667
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	15,867,990	13,718,428
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	5,992,082	5,049,114
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	21,326,849	20,720,079
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	49,846,356	46,434,627
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	1,975,583	1,914,759
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	4,562,019	4,408,046
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.2666%, 2/25/50 (144A)‡	15,133,460	13,840,392
CIFC Funding Ltd 2018-3A A,
ICE LIBOR USD 3 Month + 1.1000%, 6.3617%, 7/18/31 (144A)‡	10,918,000	10,815,076

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CIFC Funding Ltd 2021-4A A,
ICE LIBOR USD 3 Month + 1.0500%, 6.3103%, 7/15/33 (144A)‡	$19,742,995	$19,523,295
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 6.8727%, 1/23/35 (144A)‡	5,524,216	5,347,413
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	6,701,381	6,439,020
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	4,469,135	4,169,853
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 6.0933%, 11/15/37 (144A)‡	24,568,865	24,133,374
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 6.4933%, 11/15/37 (144A)‡	10,924,957	10,727,498
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 6.8433%, 11/15/37 (144A)‡	10,966,242	10,754,752
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	112,714	111,293
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	998,443	918,800
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 7.5504%, 4/25/31 (144A)‡	815,442	817,990
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 7.4504%, 8/25/31 (144A)‡	109,784	109,785
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 7.3004%, 9/25/31 (144A)‡	280,783	281,178
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 7.2504%, 10/25/39 (144A)‡	549,097	549,992
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.0666%, 11/25/41 (144A)‡	32,659,000	31,796,778
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.7166%, 12/25/41 (144A)‡	10,646,000	10,287,473
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.0666%, 1/25/42 (144A)‡	12,368,000	12,255,979
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.1666%, 3/25/42 (144A)‡	20,640,832	20,690,798
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.0666%, 3/25/42 (144A)‡	8,853,373	8,867,780
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 6.9666%, 4/25/42 (144A)‡	9,463,270	9,486,630
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 8.0666%, 4/25/42 (144A)‡	9,001,000	8,961,675
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 7.8166%, 5/25/42 (144A)‡	6,595,111	6,714,629
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.6166%, 7/25/42 (144A)‡	5,431,300	5,497,922
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.5666%, 9/25/42 (144A)‡	19,711,918	19,797,422
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.4666%, 12/25/42 (144A)‡	9,120,808	9,164,243
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.5666%, 4/25/43 (144A)‡	12,817,090	12,927,255
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.3666%, 5/25/43 (144A)‡	15,359,554	15,438,590
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	570,409	570,047
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	425,325	423,688
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	6,703,358	6,589,635
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 6.1730%, 5/15/36 (144A)‡	26,496,081	26,325,824
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 6.6230%, 5/15/36 (144A)‡	5,494,331	5,432,436
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.2308%, 4/15/26 (144A)‡	11,470,466	11,363,662
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	14,897,512
Dryden Senior Loan Fund 2020-83A A,
ICE LIBOR USD 3 Month + 1.2200%, 6.4817%, 1/18/32 (144A)‡	7,111,119	7,021,654
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 4/20/34 (144A)‡	8,217,000	8,091,765
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	8,200,000	8,173,074
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	10,662,058
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 6.2740%, 7/15/38 (144A)‡	8,769,051	8,594,727
Fannie Mae REMICS, 3.0000%, 5/25/48	7,495,097	6,718,294
Fannie Mae REMICS, 3.0000%, 11/25/49	9,981,741	8,821,227
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	32,549,668	27,284,515
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,957,863	2,939,294

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 7.1004%, 10/25/49 (144A)‡	$189,558	$189,822
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.0666%, 12/25/50 (144A)‡	13,413,591	13,538,951
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 8.2504%, 3/25/50 (144A)‡	4,198,713	4,305,902
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.6666%, 11/25/50 (144A)‡	14,603,736	14,812,342
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.3666%, 8/25/33 (144A)‡	21,042,097	21,052,827
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 5.9166%, 11/25/41 (144A)‡	10,990,105	10,847,589
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.3166%, 8/25/33 (144A)‡	22,533,282	22,173,524
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 6.0166%, 12/25/41 (144A)‡	20,894,290	20,263,824
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 6.3666%, 2/25/42 (144A)‡	4,326,712	4,303,994
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 7.0666%, 4/25/42 (144A)‡	4,132,662	4,141,066
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 8.0166%, 6/25/42 (144A)‡	13,085,323	13,299,903
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.2166%, 9/25/42 (144A)‡	3,310,025	3,316,912
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.1666%, 3/25/42 (144A)‡	8,833,045	8,843,181
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A,
US 30 Day Average SOFR + 2.6500%, 7.7166%, 7/25/42 (144A)‡	6,856,041	6,948,803
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.3666%, 8/25/42 (144A)‡	6,191,312	6,228,542
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.1666%, 4/25/43 (144A)‡	6,612,981	6,632,266
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	41,699,954	34,983,538
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.2955%, 12/15/36 (144A)‡	19,125,000	18,898,245
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.5955%, 12/15/36 (144A)‡	4,405,000	4,331,724
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 6.8945%, 12/15/36 (144A)‡	4,900,000	4,808,980
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.9727%, 1/23/35 (144A)‡	5,360,143	5,180,407
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	20,581,000	19,169,349
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	14,000,000	12,777,810
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	3,929,635	3,827,406
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	15,695,669	15,512,612
LCM LP 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 6.2304%, 3/20/30 (144A)‡	6,367,773	6,285,972
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	13,416,392	12,961,153
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	8,680,000	8,637,410
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 5.9615%, 3/15/38 (144A)‡	26,199,103	25,518,503
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.3615%, 3/15/38 (144A)‡	15,119,064	14,556,024
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.4422%, 5/15/39 (144A)‡	36,759,000	35,904,654
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 6.9409%, 5/15/39 (144A)‡	6,155,000	6,009,524
Madison Park Funding Ltd 2019-35A A1R,
ICE LIBOR USD 3 Month + 0.9900%, 6.2404%, 4/20/32 (144A)‡	28,249,000	27,849,277
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	5,503,000	5,494,828
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 8.3440%, 11/15/38 (144A)‡	21,321,672	20,147,866
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	10,905,953	10,003,944
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	13,596,896	12,472,562
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	8,266,813	6,635,961
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	28,232,053	23,707,073
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	18,285,000	18,300,092
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.0624%, 4/15/38 (144A)‡	27,729,249	27,229,413

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.6124%, 4/15/38 (144A)‡	$15,653,295	$15,249,228
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	8,554,000	7,123,219
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,328,501	1,251,074
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	3,390,485	3,138,344
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	8,144,862	7,289,959
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	12,968,210	11,703,514
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	3,911,492	3,850,086
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	4,489,885	4,445,462
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	15,260,490	13,884,074
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	16,884,729	14,166,368
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	31,252,545	26,221,086
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	9,545,030	7,655,144
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	31,645,626	26,547,123
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	13,418,873	10,946,788
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	5,745,946	5,588,539
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	8,857,718	8,513,903
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	22,558,807	20,780,205
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	16,506,415	15,305,786
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	23,556,536	22,649,819
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	3,585,433	3,587,097
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.9504%, 1/20/35 (144A)‡	5,891,224	5,723,053
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
7.1620%, 6/1/53 (144A)‡	7,152,349	7,133,069
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	2,465,265	2,370,644
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	10,116,638	9,964,437
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	4,344,910	4,276,144
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	27,274,619	26,570,461
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,175,163	1,860,751
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	901,834	786,633
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.1470%, 1/15/39 (144A)‡	10,990,000	10,664,957
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 5.8877%, 1/20/32 (144A)‡	26,345,000	25,893,052
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	67,391	66,523
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	377,035	372,478
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 5.9241%, 11/15/38 (144A)‡	2,350,000	2,281,007
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	8,570,000	8,248,244
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,159,859
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	2,225,135	2,214,955
THL Credit Wind River CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.1600%, 6.4104%, 7/20/34 (144A)‡	7,594,000	7,400,118
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	8,395,000	8,352,410
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	6,915,000	6,879,919
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	9,375,000	9,271,492
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	820,724	816,101
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	12,986,469	11,836,236
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	6,343,292	5,091,906
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	2,684,740	2,643,320
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	2,107,320	2,063,073
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	11,183,863	10,951,028
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	14,635,707	14,469,991
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	17,832,000	15,979,769
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	9,710,906
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 6.0930%, 7/15/39 (144A)‡	8,418,000	7,395,115
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	2,218,682	2,121,288
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 6.8066%, 1/18/37 (144A)‡	10,311,722	9,981,639
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 6.3430%, 2/15/40 (144A)‡	5,873,190	5,523,751
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	4,325,919	4,067,340
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	9,114,423	9,025,080
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	9,636,715	8,805,343

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	$14,109,000	$14,050,338
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,019,433,923)		1,932,419,060
Corporate Bonds– 10.1%
Banking – 3.3%
American Express Co, SOFR + 1.8350%, 5.0430%, 5/1/34‡	20,898,000	20,440,789
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	29,671,000	30,497,307
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	21,700,000	21,428,750
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	12,859,377
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	8,008,000	7,820,439
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	53,212,000	41,792,006
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	12,805,000	11,443,964
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	22,678,000	22,190,633
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	23,349,000	23,191,708
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	34,222,768
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	8,361,000	8,018,434
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	2,012,000	1,956,670
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	31,140,000	30,724,194
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	3,997,000	3,319,549
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	11,594,000	10,724,855
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	37,622,473
JPMorgan Chase & Co, CME Term SOFR 3 Month + 2.5150%, 2.9560%, 5/13/31‡	22,144,000	18,987,381
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	39,262,000	39,831,033
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	7,243,000	7,075,506
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	15,834,000	15,606,671
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	23,313,749
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,117,212
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	6,743,000	6,686,816
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,328,132
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,020,257
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	14,927,000	14,721,559
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	20,429,000	20,179,476
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	13,683,668
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34‡	6,492,000	6,410,514
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	5,688,000	5,614,294
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	22,899,382
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	30,280,000	29,887,758
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	32,645,000	32,491,372
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	9,079,000	9,291,197
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡	14,040,000	13,463,801
Royal Bank of Canada, 5.0000%, 5/2/33	32,470,000	31,684,878
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	6,668,000	6,474,419
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	27,895,000	28,229,094
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,528,199
Truist Financial Corp, SOFR + 2.3610%, 5.8670%, 6/8/34‡	14,552,000	14,557,987
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	24,435,000	24,427,693
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	5,612,000	5,084,340
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	14,964,021
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	19,870,000	15,247,966
		778,062,291
Brokerage – 0.2%
Nasdaq Inc, 5.3500%, 6/28/28	4,627,000	4,633,675
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	31,078,753
Nasdaq Inc, 5.9500%, 8/15/53	14,615,000	14,964,156
Nasdaq Inc, 6.1000%, 6/28/63	6,206,000	6,345,961
		57,022,545
Capital Goods – 0.2%
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,035,043
Lockheed Martin Corp, 4.4500%, 5/15/28	8,605,000	8,482,089
Lockheed Martin Corp, 4.7500%, 2/15/34	12,940,000	12,908,761
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	16,939,000	16,815,475
		45,241,368
Communications – 0.2%
AT&T Inc, 5.4000%, 2/15/34	22,911,000	22,950,358
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,511,491
Comcast Corp, 4.5500%, 1/15/29	13,994,000	13,742,052
Comcast Corp, 4.8000%, 5/15/33	10,425,000	10,314,857

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Fox Corp, 4.0300%, 1/25/24	$8,690,000	$8,602,937
		57,121,695
Consumer Cyclical – 0.5%
CBRE Services Inc, 5.9500%, 8/15/34	39,681,000	39,182,004
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,220,394
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,167,340
LKQ Corp, 5.7500%, 6/15/28 (144A)	20,493,000	20,426,342
LKQ Corp, 6.2500%, 6/15/33 (144A)	19,272,000	19,417,287
Lowe's Cos Inc, 5.1500%, 7/1/33	21,775,000	21,767,115
		111,180,482
Consumer Non-Cyclical – 1.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	14,308,000	14,331,751
Amgen Inc, 5.1500%, 3/2/28	17,500,000	17,484,242
Amgen Inc, 5.2500%, 3/2/30	13,952,000	13,979,838
Amgen Inc, 5.2500%, 3/2/33	8,984,000	8,995,459
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	6,306,000	6,018,298
CSL Finance Ltd, 4.0500%, 4/27/29 (144A)	12,756,000	12,103,201
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,451,062
GE HealthCare Technologies Inc, 5.6500%, 11/15/27	22,545,000	22,821,224
GE HealthCare Technologies Inc, 5.8570%, 3/15/30	26,924,000	27,632,954
GE HealthCare Technologies Inc, 5.9050%, 11/22/32	22,474,000	23,511,790
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	10,875,000	10,176,632
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29	5,546,000	5,039,216
Hasbro Inc, 3.9000%, 11/19/29	34,171,000	30,878,293
Hasbro Inc, 5.1000%, 5/15/44	5,211,000	4,584,243
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,148,623
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,155,014
HCA Inc, 5.2000%, 6/1/28	5,579,000	5,533,628
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,215,040
HCA Inc, 5.8750%, 2/1/29	6,941,000	6,986,051
HCA Inc, 3.6250%, 3/15/32 (144A)	10,927,000	9,484,728
HCA Inc, 5.5000%, 6/1/33	18,299,000	18,267,919
HCA Inc, 5.9000%, 6/1/53	10,897,000	10,795,093
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,738,301
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	19,216,000	18,433,909
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	9,318,000	7,560,998
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	13,810,000	10,598,489
Mondelez International Inc, 2.7500%, 4/13/30	1,182,000	1,037,614
Pfizer Investment Enterprises Pte Ltd, 4.4500%, 5/19/28	22,867,000	22,475,774
Pfizer Investment Enterprises Pte Ltd, 4.6500%, 5/19/30	12,699,000	12,547,420
Pfizer Investment Enterprises Pte Ltd, 4.7500%, 5/19/33	16,565,000	16,502,588
Pilgrim's Pride Corp, 6.2500%, 7/1/33	22,981,000	22,259,213
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,595,697
		408,344,302
Electric – 0.6%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	21,922,224
Duke Energy Corp, 4.3000%, 3/15/28	15,581,000	14,967,109
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	13,252,317
Exelon Corp, 5.1500%, 3/15/28	10,433,000	10,385,536
Exelon Corp, 5.3000%, 3/15/33	16,707,000	16,653,632
Georgia Power Co, 4.6500%, 5/16/28	11,031,000	10,808,000
Georgia Power Co, 4.9500%, 5/17/33	17,435,000	17,210,041
National Grid PLC, 5.6020%, 6/12/28	7,753,000	7,785,476
National Grid PLC, 5.8090%, 6/12/33	16,262,000	16,548,023
		129,532,358
Energy – 0.3%
Enbridge Inc, 5.7000%, 3/8/33	11,565,000	11,723,804
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,534,056
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	607,202
EQT Corp, 5.7000%, 4/1/28	7,749,000	7,648,011
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	11,121,000	10,408,042
Kinder Morgan Inc, 5.2000%, 6/1/33	21,573,000	20,905,905
Southwestern Energy Co, 4.7500%, 2/1/32	12,491,000	11,008,774
		76,835,794
Finance Companies – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	10,114,000	9,583,097
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	15,228,608
Ares Capital Corp, 2.8750%, 6/15/27	10,411,000	9,020,485

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
OWL Rock Core Income Corp, 4.7000%, 2/8/27	$2,729,000	$2,476,353
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	16,398,000	16,314,999
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	11,166,000	11,187,908
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	12,708,000	10,304,377
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	12,331,000	10,912,935
		85,028,762
Government Sponsored – 0.2%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	8,972,000	8,958,453
Electricite de France SA, 6.2500%, 5/23/33 (144A)	13,964,000	14,195,511
Electricite de France SA, 6.9000%, 5/23/53 (144A)	13,456,000	13,943,434
		37,097,398
Insurance – 0.7%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	21,681,000	17,656,125
Athene Global Funding, 2.6460%, 10/4/31 (144A)	17,357,000	13,139,067
Brown & Brown Inc, 4.2000%, 3/17/32	6,426,000	5,770,720
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,164,284
Centene Corp, 4.2500%, 12/15/27	53,971,000	50,460,456
Centene Corp, 2.4500%, 7/15/28	16,998,000	14,529,143
Centene Corp, 3.0000%, 10/15/30	18,048,000	15,039,344
Elevance Health Inc, 4.7500%, 2/15/33	19,507,000	18,946,278
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	17,054,000	14,383,855
UnitedHealth Group Inc, 5.2500%, 2/15/28	10,004,000	10,199,334
		176,288,606
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	11,528,000	9,592,557
Agree LP, 2.9000%, 10/1/30	7,437,000	6,196,006
Agree LP, 2.6000%, 6/15/33	8,647,000	6,646,370
American Tower Trust I, 5.4900%, 3/15/28 (144A)	33,827,000	33,752,872
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	17,112,551
		73,300,356
Technology – 1.4%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	9,681,169
Broadcom Inc, 2.6000%, 2/15/33 (144A)	11,906,000	9,304,460
Broadcom Inc, 3.4690%, 4/15/34 (144A)	19,242,000	15,784,380
Broadcom Inc, 3.1370%, 11/15/35 (144A)	23,928,000	18,353,854
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	12,054,000	9,942,165
Equinix Inc, 2.1500%, 7/15/30	9,552,000	7,719,455
Fiserv Inc, 5.4500%, 3/2/28	17,859,000	17,946,199
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	31,699,000	31,573,688
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	10,028,026
Leidos Inc, 2.3000%, 2/15/31	4,088,000	3,221,133
Leidos Inc, 5.7500%, 3/15/33	13,585,000	13,495,935
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	11,911,577
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,280,440
Microchip Technology Inc, 2.6700%, 9/1/23	23,076,000	22,980,872
Micron Technology Inc, 6.7500%, 11/1/29	10,141,000	10,541,482
Micron Technology Inc, 5.8750%, 9/15/33	10,984,000	10,884,409
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,386,491
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	22,216,855
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	18,691,828
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	11,407,752
Trimble Inc, 4.7500%, 12/1/24	18,923,000	18,572,452
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,352,100
Trimble Inc, 6.1000%, 3/15/33	35,125,000	35,589,708
Workday Inc, 3.5000%, 4/1/27	8,410,000	7,971,408
		340,837,838
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	12,990,881
GXO Logistics Inc, 2.6500%, 7/15/31	2,271,000	1,766,019
		14,756,900
Total Corporate Bonds (cost $2,523,059,174)		2,390,650,695
Mortgage-Backed Securities– 11.8%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	73,116,241	68,229,444
4.0000%, TBA, 15 Year Maturity	65,269,000	63,020,026
4.5000%, TBA, 30 Year Maturity	63,367,119	60,950,170
5.0000%, TBA, 30 Year Maturity	41,311,183	40,479,754
5.5000%, TBA, 30 Year Maturity	34,004,754	33,840,069
6.0000%, TBA, 30 Year Maturity	45,686,000	46,067,478
		312,586,941

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool:
7.5000%, 7/1/28	$30,192	$30,913
3.0000%, 10/1/34	1,140,140	1,068,982
2.5000%, 11/1/34	864,769	793,214
3.0000%, 11/1/34	517,788	485,472
3.0000%, 12/1/34	535,038	501,645
2.5000%, 12/1/36	36,770,529	33,738,204
6.0000%, 2/1/37	195,308	204,988
4.5000%, 11/1/42	1,119,223	1,103,530
3.0000%, 1/1/43	635,516	574,532
3.0000%, 2/1/43	151,051	136,556
3.0000%, 5/1/43	1,486,622	1,343,836
5.0000%, 7/1/44	117,081	117,801
4.5000%, 10/1/44	2,777,909	2,743,401
4.5000%, 3/1/45	4,211,443	4,159,127
4.0000%, 5/1/45	688,881	660,209
4.5000%, 6/1/45	2,134,350	2,106,301
3.5000%, 12/1/45	1,268,662	1,176,737
3.0000%, 1/1/46	249,317	223,089
4.5000%, 2/1/46	4,863,135	4,794,949
3.5000%, 7/1/46	2,780,776	2,581,200
3.0000%, 2/1/47	41,732,957	37,724,612
3.0000%, 3/1/47	4,924,257	4,416,249
3.5000%, 3/1/47	1,113,740	1,033,040
3.5000%, 7/1/47	985,236	913,847
3.5000%, 8/1/47	919,136	848,231
3.5000%, 8/1/47	867,792	808,721
4.0000%, 10/1/47	4,110,029	3,912,764
4.0000%, 11/1/47	5,445,434	5,184,074
3.5000%, 12/1/47	423,934	395,077
3.5000%, 12/1/47	259,053	241,419
3.5000%, 1/1/48	2,570,301	2,379,433
4.0000%, 1/1/48	8,845,815	8,479,060
4.0000%, 1/1/48	3,369,002	3,222,051
4.0000%, 1/1/48	2,090,704	1,990,359
3.0000%, 2/1/48	3,035,147	2,726,823
3.5000%, 3/1/48	415,650	387,115
4.0000%, 3/1/48	2,613,896	2,505,498
4.5000%, 3/1/48	106,193	103,637
5.0000%, 5/1/48	2,623,198	2,609,978
4.5000%, 6/1/48	4,409,927	4,303,792
3.5000%, 7/1/48	25,209,623	23,275,792
4.0000%, 7/1/48	5,036,266	4,791,283
4.0000%, 8/1/48	1,403,241	1,334,982
4.5000%, 8/1/48	66,122	64,530
4.0000%, 9/1/48	3,348,988	3,188,250
4.0000%, 10/1/48	1,970,014	1,880,661
4.0000%, 11/1/48	5,877,546	5,591,640
4.0000%, 12/1/48	932,521	887,160
4.0000%, 2/1/49	1,400,369	1,332,249
3.5000%, 5/1/49	10,399,968	9,575,475
3.5000%, 6/1/49	24,868,228	22,949,826
4.0000%, 6/1/49	784,064	743,535
4.5000%, 6/1/49	378,538	368,933
3.0000%, 8/1/49	3,116,736	2,751,097
3.0000%, 8/1/49	1,624,059	1,433,533
4.5000%, 8/1/49	568,571	554,144
3.0000%, 9/1/49	11,195,133	9,941,493
3.0000%, 9/1/49	656,703	588,702
4.0000%, 9/1/49	3,581,377	3,396,254
4.0000%, 11/1/49	12,805,126	12,182,236
4.0000%, 11/1/49	1,132,920	1,081,029
3.5000%, 12/1/49	32,703,571	30,180,729
4.5000%, 1/1/50	10,068,660	9,826,334
4.5000%, 1/1/50	745,581	726,663
2.5000%, 3/1/50	2,694,073	2,296,258
4.0000%, 3/1/50	18,685,248	17,837,749
4.0000%, 3/1/50	10,083,568	9,593,065
4.0000%, 3/1/50	3,841,080	3,654,236
4.0000%, 4/1/50	1,553,836	1,473,613
4.5000%, 7/1/50	16,027,830	15,449,665
2.5000%, 8/1/50	54,496,021	46,882,171
2.5000%, 8/1/50	2,247,273	1,936,179
4.0000%, 8/1/50	2,106,254	1,997,510
4.0000%, 9/1/50	21,284,064	20,183,879

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 10/1/50	$20,462,010	$19,524,793
4.5000%, 10/1/50	12,459,738	12,159,866
3.5000%, 2/1/51	13,561,172	12,473,286
4.0000%, 3/1/51	52,498,408	49,784,736
4.0000%, 3/1/51	1,014,535	962,093
4.0000%, 3/1/51	504,119	479,597
4.0000%, 10/1/51	48,661,724	46,146,372
4.0000%, 10/1/51	7,299,060	6,921,768
3.0000%, 12/1/51	142,135,948	126,051,895
2.5000%, 1/1/52	13,795,012	11,800,299
3.5000%, 1/1/52	2,804,215	2,594,137
2.5000%, 2/1/52	67,952,878	58,058,686
3.5000%, 2/1/52	7,285,266	6,737,237
2.5000%, 3/1/52	27,918,916	23,834,205
2.5000%, 3/1/52	27,497,579	23,493,829
2.5000%, 3/1/52	10,226,081	8,738,448
2.5000%, 3/1/52	2,427,809	2,071,287
2.5000%, 3/1/52	2,224,045	1,898,653
2.5000%, 3/1/52	1,910,666	1,632,466
2.5000%, 3/1/52	799,281	682,996
3.0000%, 3/1/52	13,030,169	11,565,089
3.5000%, 3/1/52	47,724,897	44,060,224
3.5000%, 3/1/52	18,488,154	17,023,592
3.5000%, 3/1/52	4,641,484	4,290,052
3.0000%, 4/1/52	20,190,054	17,916,925
3.0000%, 4/1/52	11,259,040	10,017,648
3.0000%, 4/1/52	9,479,980	8,412,167
3.5000%, 4/1/52	9,540,973	8,746,046
3.5000%, 4/1/52	7,034,971	6,494,774
3.5000%, 4/1/52	5,360,342	4,909,547
3.5000%, 4/1/52	3,185,288	2,919,899
3.5000%, 4/1/52	1,888,941	1,730,317
3.5000%, 4/1/52	1,549,066	1,418,792
4.0000%, 4/1/52	7,834,944	7,442,654
4.5000%, 4/1/52	1,445,726	1,389,803
4.5000%, 4/1/52	1,222,696	1,175,400
4.5000%, 4/1/52	701,077	673,958
4.5000%, 4/1/52	636,505	611,883
4.5000%, 4/1/52	556,583	535,053
4.5000%, 4/1/52	358,389	344,464
3.5000%, 5/1/52	8,683,545	7,990,281
3.5000%, 5/1/52	5,263,287	4,823,952
4.5000%, 5/1/52	1,939,832	1,864,795
3.5000%, 6/1/52	29,836,296	27,517,484
3.5000%, 6/1/52	17,450,478	16,112,972
4.0000%, 6/1/52	5,924,799	5,565,880
4.0000%, 6/1/52	1,668,418	1,567,346
3.5000%, 7/1/52	38,279,161	35,211,217
3.5000%, 7/1/52	4,338,641	4,001,451
3.5000%, 7/1/52	1,576,996	1,455,636
4.0000%, 7/1/52	2,660,513	2,499,342
4.5000%, 7/1/52	7,910,191	7,612,370
3.5000%, 8/1/52	7,735,127	7,112,784
3.5000%, 8/1/52	2,837,028	2,615,661
4.5000%, 8/1/52	30,020,870	28,890,575
3.5000%, 9/1/52	11,701,824	10,767,592
5.0000%, 9/1/52	13,870,178	13,587,441
5.5000%, 9/1/52	36,890,825	36,779,543
5.0000%, 10/1/52	6,148,217	6,073,948
5.0000%, 10/1/52	2,703,170	2,670,516
5.5000%, 10/1/52	6,345,536	6,396,739
4.5000%, 11/1/52	20,266,288	19,687,999
5.0000%, 11/1/52	15,117,938	14,935,317
5.5000%, 11/1/52	13,727,194	13,837,960
4.5000%, 12/1/52	9,393,436	9,065,660
5.0000%, 1/1/53	11,441,079	11,245,945
5.0000%, 3/1/53	3,180,288	3,115,690
5.5000%, 3/1/53	391,087	391,701
5.0000%, 4/1/53	4,150,543	4,066,237
5.0000%, 4/1/53	987,022	966,973
5.0000%, 4/1/53	828,133	811,312
5.5000%, 4/1/53	186,365	186,657
5.5000%, 5/1/53	350,130	350,679
5.5000%, 5/1/53	180,781	181,065

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.0000%, 6/1/53	$1,193,305	$1,173,830
3.5000%, 8/1/56	10,422,314	9,541,839
3.0000%, 2/1/57	10,412,194	9,173,768
3.0000%, 6/1/57	190,416	167,744
		1,310,424,158
Freddie Mac Gold Pool:
3.5000%, 1/1/47	749,558	701,019
4.0000%, 8/1/48	2,376,500	2,263,441
4.0000%, 9/1/48	1,619,326	1,542,288
		4,506,748
Freddie Mac Pool:
3.0000%, 5/1/31	10,379,353	9,853,766
3.0000%, 9/1/32	2,450,325	2,311,701
3.0000%, 10/1/32	1,177,918	1,111,278
3.0000%, 12/1/32	772,699	721,918
3.0000%, 1/1/33	1,543,048	1,455,752
2.5000%, 12/1/33	10,904,519	10,109,206
3.0000%, 10/1/34	2,847,848	2,669,974
3.0000%, 10/1/34	1,257,909	1,179,341
2.5000%, 11/1/34	3,458,442	3,172,349
2.5000%, 11/1/34	887,138	813,751
6.0000%, 4/1/40	3,064,219	3,224,372
3.5000%, 7/1/42	553,534	517,110
3.5000%, 8/1/42	618,235	577,554
3.5000%, 8/1/42	568,751	531,326
3.5000%, 2/1/43	1,329,826	1,241,453
3.0000%, 3/1/43	6,677,054	6,035,464
3.0000%, 6/1/43	218,667	194,371
3.5000%, 2/1/44	1,683,302	1,571,439
4.5000%, 5/1/44	892,976	881,252
3.5000%, 12/1/44	10,127,051	9,454,062
3.0000%, 1/1/45	2,616,841	2,358,582
4.0000%, 4/1/45	22,811	21,967
3.0000%, 1/1/46	473,105	427,645
3.5000%, 7/1/46	1,844,898	1,708,645
4.0000%, 3/1/47	1,040,073	996,395
3.0000%, 4/1/47	1,204,879	1,078,397
3.5000%, 4/1/47	438,876	407,376
3.5000%, 9/1/47	3,564,985	3,289,889
3.5000%, 12/1/47	6,018,189	5,583,324
3.5000%, 2/1/48	2,127,584	1,968,610
4.0000%, 3/1/48	2,355,581	2,257,871
4.5000%, 3/1/48	93,377	91,128
4.0000%, 4/1/48	2,271,027	2,171,923
4.0000%, 4/1/48	2,195,023	2,088,223
4.0000%, 4/1/48	268,733	255,658
4.0000%, 5/1/48	3,798,996	3,614,154
4.5000%, 7/1/48	604,921	590,347
5.0000%, 9/1/48	110,269	109,713
4.0000%, 11/1/48	529,512	503,748
4.0000%, 12/1/48	6,437,900	6,124,660
4.5000%, 12/1/48	2,061,094	2,027,831
4.5000%, 6/1/49	421,624	410,933
4.0000%, 7/1/49	4,545,840	4,310,850
4.5000%, 7/1/49	3,761,339	3,665,970
4.5000%, 7/1/49	534,008	520,469
3.0000%, 8/1/49	1,137,238	1,003,877
4.5000%, 8/1/49	3,231,989	3,150,042
3.0000%, 12/1/49	1,292,155	1,147,517
3.0000%, 12/1/49	1,053,832	935,871
4.5000%, 1/1/50	2,139,605	2,085,355
4.5000%, 1/1/50	597,176	582,035
3.5000%, 3/1/50	596,671	548,694
4.0000%, 3/1/50	6,465,542	6,150,957
4.5000%, 3/1/50	7,771,614	7,481,275
4.0000%, 6/1/50	10,551,647	10,085,241
2.5000%, 8/1/50	1,159,571	999,448
2.5000%, 8/1/50	413,441	356,206
2.5000%, 9/1/50	2,101,818	1,810,118
4.5000%, 9/1/50	18,844,080	18,390,099
4.0000%, 10/1/50	1,820,423	1,726,319
2.5000%, 6/1/51	16,700,754	14,336,330
2.5000%, 11/1/51	15,029,760	12,894,630
2.5000%, 1/1/52	4,301,602	3,681,707

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 1/1/52	$2,646,376	$2,262,694
2.5000%, 2/1/52	6,376,957	5,448,571
3.0000%, 2/1/52	3,494,167	3,101,868
3.0000%, 2/1/52	2,590,970	2,306,410
2.5000%, 3/1/52	959,511	819,038
3.0000%, 3/1/52	3,816,729	3,396,659
4.5000%, 3/1/52	301,397	289,736
3.5000%, 4/1/52	3,947,729	3,618,777
3.5000%, 4/1/52	3,785,339	3,469,918
3.5000%, 4/1/52	3,021,606	2,795,439
3.5000%, 4/1/52	1,263,177	1,157,089
3.5000%, 4/1/52	1,148,879	1,052,249
3.5000%, 6/1/52	17,267,322	15,893,956
3.5000%, 6/1/52	5,887,559	5,445,054
3.5000%, 7/1/52	62,321,959	57,326,485
4.0000%, 7/1/52	5,976,832	5,614,639
3.5000%, 8/1/52	11,119,853	10,228,531
4.0000%, 8/1/52	6,785,554	6,383,528
4.5000%, 8/1/52	65,901,112	63,419,453
4.5000%, 8/1/52	27,942,198	26,898,178
4.5000%, 8/1/52	14,557,122	14,008,939
5.0000%, 8/1/52	14,829,075	14,722,355
4.0000%, 9/1/52	15,371,298	14,460,590
5.5000%, 9/1/52	9,233,634	9,267,018
4.5000%, 10/1/52	12,986,270	12,615,646
5.0000%, 10/1/52	18,595,006	18,370,340
5.0000%, 10/1/52	12,245,626	12,097,674
5.0000%, 10/1/52	371,666	367,176
5.5000%, 11/1/52	41,739,802	42,076,703
5.0000%, 3/1/53	5,169,907	5,064,882
5.0000%, 3/1/53	934,979	915,985
5.0000%, 5/1/53	14,961,994	14,717,781
5.0000%, 5/1/53	6,070,253	5,971,173
5.0000%, 5/1/53	3,416,245	3,360,485
5.5000%, 5/1/53	6,535,240	6,558,849
5.5000%, 5/1/53	807,680	808,945
5.0000%, 6/1/53	2,454,991	2,404,694
5.0000%, 6/1/53	2,307,292	2,259,960
5.0000%, 6/1/53	2,242,441	2,196,887
5.0000%, 6/1/53	1,829,815	1,792,377
5.0000%, 6/1/53	1,617,877	1,591,469
5.0000%, 6/1/53	1,386,389	1,358,225
5.0000%, 6/1/53	1,292,631	1,266,372
5.0000%, 6/1/53	991,615	971,273
5.5000%, 6/1/53	2,495,383	2,484,961
5.5000%, 6/1/53	1,933,505	1,925,430
5.5000%, 6/1/53	1,787,822	1,790,621
5.5000%, 6/1/53	1,747,955	1,740,655
5.5000%, 6/1/53	1,670,622	1,662,495
5.0000%, 7/1/53	2,868,013	2,809,750
5.5000%, 7/1/53	4,385,195	4,366,881
		618,512,331
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	132,884,806	114,853,501
3.5000%, TBA, 30 Year Maturity	98,258,806	90,681,971
4.0000%, TBA, 30 Year Maturity	47,949,459	45,317,993
4.5000%, TBA, 30 Year Maturity	23,627,806	22,797,856
5.0000%, TBA, 30 Year Maturity	18,848,683	18,512,159
		292,163,480
Ginnie Mae I Pool:
6.0000%, 1/15/34	51,969	53,980
4.0000%, 1/15/45	9,223,886	8,910,782
4.5000%, 8/15/46	11,376,326	11,073,690
4.0000%, 7/15/47	1,818,777	1,737,522
4.0000%, 8/15/47	239,962	229,242
4.0000%, 11/15/47	274,590	262,323
4.0000%, 12/15/47	848,880	810,956
		23,078,495
Ginnie Mae II Pool:
3.0000%, 11/20/46	33,677,163	30,615,819
4.0000%, 8/20/47	1,181,251	1,130,165
4.0000%, 8/20/47	196,002	187,526
4.0000%, 8/20/47	153,617	146,974

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
4.5000%, 2/20/48	$1,177,713	$1,152,273
4.5000%, 5/20/48	2,016,705	1,972,162
4.5000%, 5/20/48	407,624	398,621
4.0000%, 6/20/48	9,004,792	8,626,554
5.0000%, 8/20/48	3,461,916	3,448,701
3.5000%, 5/20/49	45,440,981	42,450,719
2.5000%, 3/20/51	42,150,115	36,596,776
3.0000%, 4/20/51	29,396,384	26,400,796
3.0000%, 7/20/51	23,459,667	21,049,493
3.0000%, 8/20/51	52,893,786	47,444,941
		221,621,520
Total Mortgage-Backed Securities (cost $2,896,107,497)		2,782,893,673
United States Treasury Notes/Bonds– 7.7%
4.1250%, 6/15/26	258,365,000	255,761,167
3.5000%, 4/30/28	127,174,500	123,577,846
3.6250%, 5/31/28	122,250,600	119,576,368
4.0000%, 6/30/28	109,059,000	108,462,584
3.7500%, 6/30/30	115,652,000	114,115,997
3.3750%, 5/15/33	196,955,200	189,938,671
3.8750%, 2/15/43	343,485,000	334,897,875
3.8750%, 5/15/43	304,240,000	296,871,687
3.6250%, 2/15/53	287,732,500	276,133,284
Total United States Treasury Notes/Bonds (cost $1,828,916,417)		1,819,335,479
Common Stocks– 61.6%
Aerospace & Defense – 1.1%
General Dynamics Corp	761,669	163,873,085
L3Harris Technologies Inc	444,820	87,082,411
		250,955,496
Air Freight & Logistics – 1.4%
United Parcel Service Inc	1,788,806	320,643,475
Banks – 2.0%
Bank of America Corp	6,892,063	197,733,287
JPMorgan Chase & Co	1,945,053	282,888,508
		480,621,795
Beverages – 1.6%
Coca-Cola Co	1,394,993	84,006,478
Constellation Brands Inc - Class A	410,928	101,141,709
Monster Beverage Corp	3,422,759	196,603,277
		381,751,464
Biotechnology – 1.0%
AbbVie Inc	1,704,222	229,609,830
Building Products – 0.5%
Trane Technologies PLC	570,177	109,052,053
Capital Markets – 2.5%
Charles Schwab Corp	960,481	54,440,063
CME Group Inc	1,068,044	197,897,873
Goldman Sachs Group Inc	357,754	115,389,975
Morgan Stanley	2,558,824	218,523,570
		586,251,481
Chemicals – 0.9%
Corteva Inc	2,362,027	135,344,147
Sherwin-Williams Co	300,561	79,804,957
		215,149,104
Communications Equipment – 0.4%
Cisco Systems Inc	1,920,287	99,355,649
Consumer Finance – 1.3%
American Express Co	1,744,700	303,926,740
Diversified Financial Services – 2.2%
Mastercard Inc	1,350,968	531,335,714
Electrical Equipment – 0.4%
Rockwell Automation Inc	280,272	92,335,610
Electronic Equipment, Instruments & Components – 0.6%
TE Connectivity Ltd	971,185	136,121,290
Entertainment – 1.0%
Netflix Inc*	177,335	78,114,294
Walt Disney Co*	1,672,576	149,327,585
		227,441,879
Food & Staples Retailing – 2.1%
Costco Wholesale Corp	299,396	161,188,818
Dollar General Corp	1,062,012	180,308,397
Sysco Corp	1,989,500	147,620,900
		489,118,115

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products – 0.6%
Hershey Co	531,533	$132,723,790
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	2,241,999	244,422,731
Edwards Lifesciences Corp*	841,979	79,423,879
Stryker Corp	484,014	147,667,831
		471,514,441
Health Care Providers & Services – 2.3%
HCA Healthcare Inc	319,820	97,058,974
UnitedHealth Group Inc	927,746	445,911,837
		542,970,811
Hotels, Restaurants & Leisure – 3.8%
Booking Holdings Inc*	58,987	159,284,366
Hilton Worldwide Holdings Inc	1,601,850	233,149,267
McDonald's Corp	1,048,691	312,939,881
Starbucks Corp	1,957,015	193,861,906
		899,235,420
Household Products – 0.9%
Procter & Gamble Co	1,431,640	217,237,054
Industrial Conglomerates – 0.9%
Honeywell International Inc	1,013,257	210,250,827
Information Technology Services – 1.3%
Accenture PLC	998,824	308,217,110
Insurance – 1.4%
Progressive Corp/The	2,474,428	327,540,034
Interactive Media & Services – 2.5%
Alphabet Inc - Class C*	4,849,835	586,684,540
Life Sciences Tools & Services – 1.2%
Danaher Corp	296,617	71,188,080
Thermo Fisher Scientific Inc	417,303	217,727,840
		288,915,920
Machinery – 1.4%
Cummins Inc	185,653	45,514,689
Deere & Co	718,612	291,174,396
		336,689,085
Media – 1.2%
Comcast Corp - Class A	6,880,031	285,865,288
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	751,512	118,250,413
ConocoPhillips	2,016,949	208,976,086
		327,226,499
Pharmaceuticals – 2.6%
Eli Lilly & Co	467,875	219,424,017
Merck & Co Inc	2,404,397	277,443,370
Zoetis Inc	683,622	117,726,545
		614,593,932
Professional Services – 0.6%
Automatic Data Processing Inc	648,806	142,601,071
Semiconductor & Semiconductor Equipment – 5.0%
Advanced Micro Devices Inc*	806,612	91,881,173
KLA Corp	244,705	118,686,819
Lam Research Corp	478,726	307,753,796
NVIDIA Corp	1,127,434	476,927,131
Texas Instruments Inc	1,022,674	184,101,773
		1,179,350,692
Software – 6.8%
Cadence Design Systems Inc*	287,182	67,349,923
Intuit Inc	191,900	87,926,661
Microsoft Corp	4,021,311	1,369,417,248
Oracle Corp	655,017	78,005,975
		1,602,699,807
Specialty Retail – 1.8%
Home Depot Inc	724,359	225,014,880
TJX Cos Inc	2,489,092	211,050,111
		436,064,991
Technology Hardware, Storage & Peripherals – 3.8%
Apple Inc	4,584,838	889,321,027
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	2,319,741	256,029,814
Total Common Stocks (cost $7,814,244,355)		14,509,401,848

Shares or Principal Amounts		Value
Investment Companies– 3.3%
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $784,215,334)	784,117,464	$784,274,288
Total Investments (total cost $17,865,976,700) – 102.7%		24,218,975,043
Liabilities, net of Cash, Receivables and Other Assets – (2.7)%		(644,230,404)
Net Assets – 100%		$23,574,744,639

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$23,843,913,734	98.5%
Canada	85,200,688	0.4
France	70,731,995	0.3
Australia	56,268,847	0.2
Japan	43,835,765	0.2
United Kingdom	34,784,561	0.1
Netherlands	30,724,194	0.1
Finland	29,887,758	0.1
Germany	14,044,404	0.1
Ireland	9,583,097	0.0

Total	$24,218,975,043	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$32,532,424	$82,278	$30,177	$784,274,288

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	1,202,737,581	4,093,693,000	(4,512,268,748)	784,274,288

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,037	9/29/23	$228,685,078	$(4,343,389)
2 Year US Treasury Note	9,027	10/4/23	1,835,584,031	(22,868,342)
5 Year US Treasury Note	15,618	10/4/23	1,672,590,188	(23,193,168)
Ultra Long Term US Treasury Bond	84	9/29/23	11,442,375	103,863
Total - Futures Long				(50,301,036)
Futures Short:
Ultra 10-Year Treasury Note	1,625	9/29/23	(192,460,938)	2,323,243
Total				$(47,977,793)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2023

Futures contracts:
Average notional amount of contracts - long	$2,022,330,339
Average notional amount of contracts - short	(236,974,614)

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $2,432,412,828, which represents 10.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,932,419,060	$-
Corporate Bonds	-	2,390,650,695	-
Mortgage-Backed Securities	-	2,782,893,673	-
United States Treasury Notes/Bonds	-	1,819,335,479	-
Common Stocks	14,509,401,848	-	-
Investment Companies	-	784,274,288	-
Total Investments in Securities	$14,509,401,848	$9,709,573,195	$-
Other Financial Instruments(a):
Futures Contracts	2,427,106	-	-
Total Assets	$14,511,828,954	$9,709,573,195	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$50,404,899	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70213 08-23